Vessels (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Vessels

	Vessels	Drydocking	Total
	(in thousands)
Cost
January 1, 2024	$2,467,396	$69,938	$2,537,334
Additions	—	10,398	10,398
Write-offs of fully amortized assets	—	(5,319)	(5,319)
June 30, 2024	2,467,396	75,017	2,542,413

Accumulated Depreciation
January 1, 2024	743,334	39,618	782,952
Charge for the period	55,504	11,189	66,693
Write-offs of fully amortized assets	—	(5,319)	(5,319)
June 30, 2024	798,838	45,488	844,326

Net Book Value
December 31, 2023	1,724,062	30,320	1,754,382
June 30, 2024	$1,668,558	$29,529	$1,698,087